AMG GW&K Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2021
	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 14.3%
Bright Horizons Family Solutions, Inc.*	5,294	$845,240
Burlington Stores, Inc.*	3,601	932,011
Carter's, Inc.	7,847	654,989
Cavco Industries, Inc.*	5,258	1,108,965
Dorman Products, Inc.*	11,423	1,138,987
Five Below, Inc.*	6,387	1,188,749
Grand Canyon Education, Inc.*	6,266	655,988
Lithia Motors, Inc., Class A	5,115	1,912,754
Nordstrom, Inc.	18,558	676,439
Polaris, Inc.	11,884	1,399,460
Pool Corp.	2,390	800,100
Texas Roadhouse, Inc.	15,255	1,386,374
Vail Resorts, Inc.	2,501	773,259

Total Consumer Discretionary		13,473,315
Consumer Staples - 3.6%
BJ's Wholesale Club Holdings, Inc.*,1	40,105	1,611,419
Lancaster Colony Corp.	5,923	1,034,570
Performance Food Group Co.*	12,802	694,381

Total Consumer Staples		3,340,370
Energy - 2.1%
Diamondback Energy, Inc.	18,924	1,311,055
Pioneer Natural Resources Co.	4,608	684,610

Total Energy		1,995,665
Financials - 13.4%
Artisan Partners Asset Management, Inc., Class A	10,598	503,405
Atlantic Union Bankshares Corp.	17,794	653,574
Glacier Bancorp, Inc.	15,171	822,268
Kemper Corp.	10,989	830,988
Kinsale Capital Group, Inc.	4,347	765,333
Pinnacle Financial Partners, Inc.	18,892	1,533,464
Piper Sandler Cos	8,917	948,055
Signature Bank	8,798	1,920,955
TCF Financial Corp.	26,976	1,209,064
Voya Financial, Inc.[1]	20,927	1,261,480
Western Alliance Bancorp.	23,829	2,180,592

Total Financials		12,629,178
Health Care - 15.8%
Acadia Healthcare Co., Inc.*	30,322	1,674,987
Bio-Rad Laboratories, Inc., Class A*	2,975	1,738,887
Catalent, Inc.*	15,871	1,804,691
Chemed Corp.	922	410,484
	Shares	Value

Globus Medical, Inc., Class A*	14,086	$880,375
Horizon Therapeutics PLC*	18,881	1,716,472
Integer Holdings Corp.*	8,967	790,800
Jazz Pharmaceuticals PLC (Ireland)*	6,369	1,070,247
Molina Healthcare, Inc.*	4,699	1,018,555
Neurocrine Biosciences, Inc.*	10,634	1,164,529
STERIS PLC	6,171	1,078,691
Syneos Health, Inc.*	20,082	1,553,343

Total Health Care		14,902,061
Industrials - 15.8%
Exponent, Inc.	12,781	1,232,983
Federal Signal Corp.	27,870	1,014,747
Gates Industrial Corp PLC*	77,051	1,155,765
Gibraltar Industries, Inc.*	19,847	1,733,635
Graco, Inc.	14,925	1,035,049
Hexcel Corp.	17,247	927,199
Ingersoll Rand, Inc.*	34,118	1,581,028
Nordson Corp.	6,870	1,321,857
RBC Bearings, Inc.*	7,808	1,554,260
Ritchie Bros. Auctioneers, Inc. (Canada)	21,583	1,172,389
Schneider National, Inc., Class B	25,292	585,004
The Toro Co.	15,065	1,518,100

Total Industrials		14,832,016
Information Technology - 18.8%
Booz Allen Hamilton Holding Corp.	10,987	847,537
Cerence, Inc.*,1	14,847	1,651,283
Cognex Corp.	14,415	1,190,535
Entegris, Inc.	15,261	1,605,610
Envestnet, Inc.*	8,552	547,499
EPAM Systems, Inc.*	3,736	1,395,807
Gartner, Inc.*	8,789	1,573,582
HubSpot, Inc.*	4,010	2,065,150
Paylocity Holding Corp.*	5,361	1,024,970
Power Integrations, Inc.	4,754	420,111
Rapid7, Inc.*,1	16,801	1,280,908
Silicon Laboratories, Inc.*	9,436	1,469,563
Zebra Technologies Corp., Class A*	5,275	2,634,493

Total Information Technology		17,707,048
Materials - 6.5%
AptarGroup, Inc.	8,449	1,098,961
Eagle Materials, Inc.	9,862	1,236,498
Element Solutions, Inc.	66,857	1,206,769
Quaker Chemical Corp.	5,396	1,523,722

AMG GW&K Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 6.5% (continued)
RPM International, Inc.	12,843	$1,022,817

Total Materials		6,088,767
Real Estate - 6.8%
American Campus Communities, Inc., REIT	18,308	749,896
CoreSite Realty Corp., REIT	6,281	764,461
Easterly Government Properties, Inc., REIT	48,849	1,073,701
Hudson Pacific Properties, Inc., REIT	31,550	807,364
Physicians Realty Trust, REIT	51,583	876,911
Summit Hotel Properties, Inc., REIT	72,609	751,503
Sun Communities, Inc., REIT	9,316	1,415,566

Total Real Estate		6,439,402
Utilities - 1.8%
IDACORP, Inc.	11,013	949,761
Portland General Electric Co.	18,349	773,594

Total Utilities		1,723,355

Total Common Stocks (Cost $76,220,735)		93,131,177

	Principal Amount	Value
Short-Term Investments - 1.1%
Joint Repurchase Agreements - 1.1%[2]
Citigroup Global Markets, Inc., dated 02/26/21, due 03/01/21, 0.010% total to be received $48,806 (collateralized by various U.S. Treasuries, 0.000% - 0.125%, 06/15/21 - 02/15/51, totaling $49,782)	$48,806	$48,806
RBC Dominion Securities, Inc., dated 02/26/21, due 03/01/21, 0.030% total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 03/16/21 - 04/01/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,048,806

Total Short-Term Investments (Cost $1,048,806)		1,048,806
Total Investments - 100.0% (Cost $77,269,541)		94,179,983
Other Assets, less Liabilities - (0.0)%#		(4,351)
Net Assets - 100.0%		$94,175,632

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $5,763,394 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 28, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$93,131,177	—	—	$93,131,177
Short-Term Investments
Joint Repurchase Agreements	—	$1,048,806	—	1,048,806
Total Investments in Securities	$93,131,177	$1,048,806	—	$94,179,983

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended February 28, 2021, there were no transfers in or out of Level 3.

AMG GW&K Mid Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 28, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,763,394	$1,048,806	$4,820,536	$5,869,342
The following table summarizes the securities received as collateral for securities lending at February 28, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.125%	03/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.